Significant Accounting Policies and Practices - Schedule of Previously Issued Consolidated Financial Statements (Details) - USD ($)	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
As Reported [Member]
Schedule of Previously Issued Consolidated Financial Statements [Line Items]
Non-Controlling Interest	$ 8,987,919	$ 5,541,786	$ (10,383,110)
Total Stockholders’ (Deficit)	$ 3,670,658	9,048,046	$ (13,989,744)
Adjustment [Member]
Schedule of Previously Issued Consolidated Financial Statements [Line Items]
Non-Controlling Interest		378
Total Stockholders’ (Deficit)
As Revised [Member]
Schedule of Previously Issued Consolidated Financial Statements [Line Items]
Non-Controlling Interest		5,542,164
Total Stockholders’ (Deficit)		9,048,046
Vocal, Inc. Preferred stock, $0.001 par value [Member] | As Reported [Member]
Schedule of Previously Issued Consolidated Financial Statements [Line Items]
Stock in Subsidiaries		178
Vocal, Inc. Preferred stock, $0.001 par value [Member] | Adjustment [Member]
Schedule of Previously Issued Consolidated Financial Statements [Line Items]
Stock in Subsidiaries		(178)
Vocal, Inc. Preferred stock, $0.001 par value [Member] | As Revised [Member]
Schedule of Previously Issued Consolidated Financial Statements [Line Items]
Stock in Subsidiaries
OG Collection, Inc. Preferred stock, $0.001 par value [Member] | As Reported [Member]
Schedule of Previously Issued Consolidated Financial Statements [Line Items]
Stock in Subsidiaries		200
OG Collection, Inc. Preferred stock, $0.001 par value [Member] | Adjustment [Member]
Schedule of Previously Issued Consolidated Financial Statements [Line Items]
Stock in Subsidiaries		(200)
OG Collection, Inc. Preferred stock, $0.001 par value [Member] | As Revised [Member]
Schedule of Previously Issued Consolidated Financial Statements [Line Items]
Stock in Subsidiaries